ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Schedule of details of Parent Company's subsidiaries
Details of the Parent Company’s subsidiaries are as follows:

Name of Subsidiary	Principal Activity	Country of Incorporation and Residence	Proportion of Ownership Interest and Voting Power Held as of:
			December 31, 2018	December 31, 2017
Better Packages, Inc.	Manufacturing	United States	100%	100%
BP Acquisition Corporation	Holding	United States	100%	100%
Cantech Industries, Inc.	Manufacturing	United States	100%	100%
Capstone Polyweave Private Limited	Manufacturing	India	55%	98.4%
FIBOPE Portuguesa-Filmes Biorientados, S.A.	Manufacturing	Portugal	100%	100%
GPCP, Inc.	Manufacturing	United States	50.1%	—
Intertape Polymer Corp.	Manufacturing	United States	100%	100%
Intertape Polymer Europe GmbH	Distribution	Germany	100%	100%
Intertape Polymer Inc.	Manufacturing	Canada	100%	100%
Intertape Polymer Japan GK	Distribution	Japan	100%	—
Intertape Polymer Woven USA Inc.	Manufacturing	United States	100%	—
Intertape Woven Products Services, S.A. de C.V.	Non-operating	Mexico	100%	100%
Intertape Woven Products, S.A. de C.V.	Non-operating	Mexico	100%	100%
IPG (US) Holdings Inc.	Holding	United States	100%	100%
IPG (US) Inc.	Holding	United States	100%	100%
IPG Luxembourg Finance S.à.r.l.	Financing	Luxembourg	100%	100%
IPG Mauritius Holding Company Ltd	Holding	Mauritius	100%	100%
IPG Mauritius II Ltd	Holding	Mauritius	100%	100%
IPG Mauritius Ltd	Holding	Mauritius	100%	100%
Polyair Canada Limited	Manufacturing	Canada	100%	—
Polyair Corporation	Manufacturing	United States	100%	—
Powerband Industries Private Limited	Manufacturing	India	100%	74%
Spuntech Fabrics Inc.	Holding	Canada	100%	100%

Schedule of estimated useful lives of property, plant and equipment
Depreciation is recognized using the straight-line method over the estimated useful lives of like assets as outlined below or, if lower, over the terms of the related leases:

Years
Land	Indefinite
Buildings and related major components	3 to 40
Manufacturing equipment and related major components	4 to 30
Computer equipment and software	3 to 15
Furniture, office equipment and other	3 to 10
Assets related to restoration provisions	Expected remaining term of the lease

Schedule of estimated useful lives of intangible assets
Intangible assets are carried at cost less accumulated amortization and are amortized using the straight-line method over their estimated useful lives as follows:

Years
Distribution rights and customer contracts	6 to 15
Customer lists, license agreements and software	5 to 20
Patents and trademarks being amortized	2 to 5
Non-compete agreements	3 to 10